BLACKROCK
                                        CLOSED-END FUNDS

                                        ----------------------
                                          ANNUAL REPORT
                                        ----------------------

                                        December 31, 2002


                                        BQT Subsidiary, Inc.




World class

institutional

asset management

at a personal level















-------------------------------
 NOT FDIC | MAY LOSE VALUE
 INSURED  | NO BANK GUARANTEE
-------------------------------

                                TABLE OF CONTENTS

Portfolio of Investments ....................................................  1

Financial Statements

   Statement of Assets and Liabilities ......................................  4

   Statement of Operations ..................................................  5

   Statement of Cash Flows ..................................................  6

   Statement of Changes in Net Assets .......................................  7

Financial Highlights ........................................................  8

Notes to Financial Statements ...............................................  9

Independent Auditors' Report ................................................ 13

Directors Information ....................................................... 14

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002
--------------------
BQT Subsidiary, Inc.
--------------------

              PRINCIPAL
   RATING*     AMOUNT                                                                                                    VALUE
(UNAUDITED)     (000)                                    DESCRIPTION                                                    (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--74.4%
                        MORTGAGE PASS-THROUGHS--7.0%
             $ 1,298    Federal Housing Administration, Colonial, Series 37, 7.40%, 12/01/22                           $  1,397,864
               4,176      GMAC, Series 51, 7.43%, 2/01/21 ............................................................    4,500,822
               2,762      Tuttle Grove, 7.25%, 10/01/35 ..............................................................    2,828,164
                          USGI,
                 761        Series 99, 7.43%, 10/01/23 ...............................................................      820,247
               7,454        Series 885, 7.43%, 3/01/22 ...............................................................    8,035,509
               1,507        Series 2081, 7.43%, 5/01/23 ..............................................................    1,624,367
                                                                                                                        -----------
                                                                                                                         19,206,973
                                                                                                                        -----------
                        AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--2.7%
                        Federal Home Loan Mortgage Corp.,
                          Multiclass Mortgage Participation Certificates,
               4,469        Series 1468, Class 1468-ZB, 2/15/21 ......................................................    4,502,094
                 342        Series 1587, Class 1587-KA, 7/15/08 ......................................................      343,309
               1,896    Federal National Mortgage Association, REMIC Pass-Through Certificates,
                          Trust 1992-43, Class 43-E, 4/25/22 .........................................................    2,030,392
                 531    Government National Mortgage Association, REMIC Pass-Through Certificates,
                          Trust 1998-18, Class 18-PV, 11/20/23 .......................................................      531,853
                                                                                                                        -----------
                                                                                                                          7,407,648
                                                                                                                        -----------
                        NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--4.6%
AAA            1,887    GE Capital Mortgage Services, Inc.,
                          Series 1994-13, Class A11, 6.50%, 4/25/24 ..................................................    1,932,613
Aaa           10,448    Prudential Home Mortgage Securities Co., Mortgage Pass-Through Certificates,
                          Series 1993-43, Class A10, 6.75%, 10/25/23 .................................................   10,604,418
                                                                                                                        -----------
                                                                                                                         12,537,031
                                                                                                                        -----------
                        ADJUSTABLE RATE MORTGAGE SECURITIES--0.9%
AAA            2,441    Residential Funding Mortgage Securities I, Inc.,
                          Series 1993-S15, Class A16, 4/25/08 ........................................................    2,448,907
                                                                                                                        -----------
                        INVERSE FLOATING RATE MORTGAGES--1.1%
                        Federal Home Loan Mortgage Corp., Multiclass Mortgage Participation Certificates,
                 419      Series 1565, Class 1565-OA, 8/15/08 ........................................................      429,371
                 171      Series 1655, Class 1655-SB, 12/15/08 .......................................................      181,531
                  40      Series 1671, Class 1671-MF, 2/15/24 ........................................................       43,590
                        Federal National Mortgage Association, REMIC Pass-Through Certificates,
               1,048      Trust 1992-155, Class 155-SB, 12/25/06 .....................................................    1,055,325
               1,000      Trust 1993-143, Class 1993-SC, 8/25/23 .....................................................    1,058,940
                  37      Trust 1994-17, Class 17-SA, 1/25/09 ........................................................       38,232
AAA              252    Residential Funding Mortgage Securities I, Inc.,
                          Series 1993-S15, Class A17, 4/25/08 ........................................................      257,271
                                                                                                                        -----------
                                                                                                                          3,064,260
                                                                                                                        -----------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--4.3%
              56,569    Citicorp Mortgage Securities, Inc.,
                          Series 1999-3, Class A3, 5/25/29 ...........................................................      132,584
              11,244    CS First Boston Mortgage Securities Corp.,
                          Series 2001-S15, Class 2AIO, 7/25/04 .......................................................      681,690
                        Federal Home Loan Mortgage Corp., Multiclass Mortgage Participation Certificates,
                 152      Series 1489, Class 1489-K, 10/15/07 ........................................................        7,671
                 189      Series 1542, Class 1542-QC, 10/15/20 .......................................................        2,034
               3,810      Series 1611, Class 1611-DA, 5/15/21 ........................................................       38,100
               2,541      Series 1684, Class 1684-JB, 9/15/21 ........................................................       25,413
                  57      Series 1751, Class 1751-PL, 10/15/23 .......................................................        1,643
               7,923      Series 1918, Class 1918-SC, 1/15/04 ........................................................      230,272
               2,476      Series 2055, Class 2055-IB, 12/15/09 .......................................................       34,166
               2,432      Series 2134, Class 2134- PJ, 4/15/11 .......................................................       65,357
                 309      Series 2144, Class 2144-GI, 12/15/07 .......................................................        4,470

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002
--------------------
BQT Subsidiary, Inc.
--------------------

              PRINCIPAL
   RATING*     AMOUNT                                                                                                    VALUE
(UNAUDITED)     (000)                                    DESCRIPTION                                                    (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--(CONT'D)
                        Federal National Mortgage Association, REMIC Pass-Through Certificates,
             $   248      Trust 1993-109, Class 109-QC, 7/25/07 ......................................................  $     1,132
                  69      Trust 1994-27, Class 27-WC, 3/25/20 ........................................................          436
               1,885      Trust 1994-42, Class 42-SO, 3/25/23 ........................................................      158,864
               4,128      Trust 1996-24, Class 24-SE, 3/25/09 ........................................................      633,466
              15,140      Trust 1997-37, Class 37-SD, 10/25/22 .......................................................      823,217
               7,477      Trust 1997-81, Class 81-S, 12/18/04 ........................................................      268,697
              22,174    GMAC Mortgage Corporation Loan Trust,
                          Series 2002-HE2, Class AIO, 6/25/27 ........................................................    2,629,699
              25,000    Impac Secured Assets Corp.,
                          Series 2002-1, Class AIO, 7/25/04 ..........................................................    1,906,250
               1,100    Norwest Asset Securities Corp.,
                          Series 1998-25, Class 25-A6, 11/25/28 ......................................................       21,992
               2,121    PNC Mortgage Securities Corp.,
                          Series 1999-5, Class 1A-11, 6/25/29 ........................................................       81,520
              28,972    Residential Asset Mortgage Products, Inc.,
                          Series 2002-RS2, Class AIIO, 9/25/04 .......................................................    1,570,826
              16,250    Residential Funding Mortgage Securities II, Inc.,
                          Series 2002-HI2, Class AIO, 9/25/04 ........................................................    2,368,945
                                                                                                                        -----------
                                                                                                                         11,688,444
                                                                                                                        -----------
                        COMMERCIAL MORTGAGE-BACKED SECURITIES--2.0%
AAA            5,000    New York City Mortgage Loan Trust, Multifamily,
                          Series 1996, Class A2, 6.75%, 6/25/11** ....................................................    5,571,875
                                                                                                                        -----------
                        ASSET-BACKED SECURITIES--1.6%
NR             2,552+   Global Rated Eligible Asset Trust,
                          Series 1998-A, Class A-1, 7.33%, 9/15/07**/*** .............................................      140,360
                        Structured Mortgage Asset Residential Trust, @@/***
NR             3,853+   Series 1997-2, 8.24%, 3/15/06 ................................................................      144,469
NR             4,271+   Series 1997-3, 8.57%, 4/15/06 ................................................................      160,146
Aa1            4,000    Student Loan Marketing Association,
                          Series 1995-1, Class 1-CTFS, 2.207%, 10/25/09 ..............................................    3,942,500
                                                                                                                        -----------
                                                                                                                          4,387,475
                                                                                                                        -----------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--5.8%
                        Small Business Administration,
               1,290      Series 1996-20F, 7.55%, 6/01/16 ............................................................    1,449,059
               1,140      Series 1996-20G, 7.70%, 7/01/16 ............................................................    1,276,532
               1,000    United States Treasury Bond, 5.375%, 2/15/31 .................................................    1,090,156
                        United States Treasury Notes,
               5,400      5.25%, 5/15/04 .............................................................................    5,689,656
                 870      5.875%, 11/15/04 ...........................................................................      939,634
               4,950      6.00%, 8/15/04 .............................................................................    5,316,102
                                                                                                                        -----------
                                                                                                                         15,761,139
                                                                                                                        -----------
                        TAXABLE MUNICIPAL BONDS--8.1%
AAA            2,000    Fresno California Pension Obligation, 7.15%, 6/01/04 .........................................    2,151,580
AAA            4,000    Los Angeles County California Pension Obligation, 6.77%, 6/30/05 .............................    4,434,280
AAA            7,000    New Jersey Econ. Dev. Auth., Zero Coupon, 2/15/04 ............................................    6,833,050
A+             5,000    New York City, G.O., 7.50%, 4/15/04 ..........................................................    5,331,150
AA-            1,000    New York State Environmental Facilities Corp., Service Contract Rev., 6.95%, 9/15/04 .........    1,078,950
AAA            2,250    San Francisco California City & Cnty. Arpts. Commission, International Airport,
                          6.55%, 5/01/04 .............................................................................    2,388,353
                                                                                                                        -----------
                                                                                                                         22,217,363
                                                                                                                        -----------
                        CORPORATE BONDS--22.3%
                        FINANCE & BANKING--7.9%
Aa2            2,500    Bank of America, 7.875%, 5/16/05 .............................................................    2,815,942
Aa1            1,850    Citigroup, Inc., 5.75%, 5/10/06 ..............................................................    2,006,248
Aa3            4,850    Goldman Sachs Group, 6.25%, 2/01/03** ........................................................    4,869,515
A+             1,000    Metropolitan Life Insurance Co., 6.30%, 11/01/03** ...........................................    1,031,433
Aa3            3,100    Reliaster Financial Corp., 6.625%, 9/15/03 ...................................................    3,208,128

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002
--------------------
BQT Subsidiary, Inc.
--------------------

              PRINCIPAL
   RATING*     AMOUNT                                                                                                    VALUE
(UNAUDITED)     (000)                                    DESCRIPTION                                                    (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------------
                        CORPORATE BONDS--(CONT'D)
                        FINANCE & BANKING--(CONT'D)
                        UBS PaineWebber Group, Inc.,
AAA        $     500      6.90%, 2/09/04 ............................................................................. $    528,170
AAA            2,000      8.875%, 3/15/05 ............................................................................    2,230,000
                        Xtra, Inc.,
A-             2,000      6.50%, 1/15/04 .............................................................................    2,067,380
A-             2,500      7.22%, 7/31/04 .............................................................................    2,645,950
                                                                                                                       ------------
                                                                                                                         21,402,766
                                                                                                                       ------------
                        INDUSTRIALS--3.9%
BB+              400    American Airlines, Inc., 10.44%, 3/04/07 .....................................................      176,000
BBB+           2,000    General Mills, Inc., 8.75%, 9/15/04 ..........................................................    2,216,300
BBB+           5,000    Pulte Corp., 8.375%, 8/15/04 .................................................................    5,325,150
BBB            3,000    TCI Communications, Inc., 8.25%, 1/15/03 .....................................................    3,000,000
                                                                                                                       ------------
                                                                                                                         10,717,450
                                                                                                                       ------------
                        UTILITIES--2.8%
                        Alltel Corp.,
A              2,000    7.125%, 3/01/03 ..............................................................................    2,016,720
A              2,000    7.50%, 3/01/06 ...............................................................................    2,217,680
Baa1           2,000    Ohio Edison Co., 8.625%, 9/15/03 .............................................................    2,064,530
BB+            1,485    Pinnacle One Partners LP, 8.83%, 8/15/04** ...................................................    1,395,900
                                                                                                                       ------------
                                                                                                                          7,694,830
                                                                                                                       ------------
                        YANKEE--7.7%
BBB            2,000    Canadian Pacific Ltd., 6.875%, 4/15/03 .......................................................    2,025,100
Aa3            3,000    Den Danske Bank, 7.25%, 6/15/05** ............................................................    3,176,660
BBB-           1,000    Empresa Electrica Guacolda SA, 7.95%, 4/30/03** ..............................................    1,016,342
A-             3,500    Israel Electric Corp., Ltd., 7.25%, 12/15/06** ...............................................    3,767,820
A+             5,000@   Quebec Province, 8.625%, 1/19/05 .............................................................    5,669,350
Baa2           5,000    Telekom Malaysia Berhad, 7.125%, 8/01/05** ...................................................    5,446,680
                                                                                                                       ------------
                                                                                                                         21,101,952
                                                                                                                       ------------
                        Total corporate bonds ........................................................................   60,916,998
                                                                                                                       ------------
                        STRIPPED MONEY MARKET INSTRUMENT--14.0%
              40,000    Vanguard Prime Money Market Portfolio, 12/31/04 ..............................................   38,456,000
                                                                                                                       ------------
                        Total long-term investments (cost $185,459,983) ..............................................  203,664,113
                                                                                                                       ------------
                        SHORT-TERM INVESTMENT--25.3%
                        DISCOUNT NOTE
              69,200    Federal Home Loan Bank, 0.75%, 1/02/03 (amortized cost $69,198,558) ..........................   69,198,558
                                                                                                                       ------------
                        Total investments before investment sold short--99.7% (cost $254,658,541) ....................  272,862,671
                        INVESTMENT SOLD SHORT--(0.4)%
               1,000    United States Treasury Note, 3.25%, 5/31/04 (proceeds $1,008,125) ............................  (1,026,830)
                                                                                                                       ------------
                        Total investments net of investment sold short--99.3% (cost $253,650,416) ....................  271,835,841
                        Other assets in excess of other liabilities--0.7% ............................................    2,044,917
                                                                                                                       ------------
                        NET ASSETS--100% ............................................................................. $273,880,758
                                                                                                                       ============

----------------
    * Using the higher of S&P's, Moody's or Fitch's rating.
   ** Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act to qualified institutional buyers. As of December 31, 2002, the Trust held 9.6% of its net assets, with a current market value of $26,416,585, in securities restricted as to resale.
  *** Illiquid securities representing 0.16% of net assets.
    @ Entire or partial  principal  amount  pledged as  collateral  for  reverse repurchase agreements or financial futures contracts.
   @@ Securities  are  restricted  as to  public  resale.  The  securities  were acquired in 1997 and have an aggregate current cost of $684,671.
    + Security is fair valued. (Note 1)

                ------------------------------------------------
                              KEY TO ABBREVIATIONS:
                G.O. - General Obligation
                REMIC -- Real Estate Mortgage Investment Conduit
                ------------------------------------------------

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
--------------------
BQT Subsidiary, Inc.
--------------------
================================================================================


ASSETS
Investments, at value (cost $254,658,541) .......................  $272,862,671
Cash ............................................................        45,062
Interest receivable .............................................     3,048,838
Deposits with brokers as collateral for securities sold short ...     1,026,250
Variation margin receivable .....................................       218,750
Receivable for investments sold .................................       212,905
Other assets ....................................................       429,343
                                                                   ------------
                                                                    277,843,819
                                                                   ------------

LIABILITIES
Payable to broker ...............................................     1,855,606
Investments sold short, at value (proceeds $1,008,125) ..........     1,026,830
Due to parent ...................................................       965,399
Payable for investments purchased ...............................       112,369
Interest payable ................................................         2,857
                                                                   ------------
                                                                      3,963,061
                                                                   ------------
NET ASSETS ......................................................  $273,880,758
                                                                   ============
Composition of Net Assets:
  Par value .....................................................  $    368,106
  Paid-in capital in excess of par ..............................   272,287,001
  Undistributed net investment income ...........................       224,892
  Accumulated net realized loss .................................   (15,392,166)
  Net unrealized appreciation ...................................    16,392,925
                                                                   ------------
Net assets, December 31, 2002 ...................................  $273,880,758
                                                                   ============
NET ASSET VALUE PER COMMON SHARE:
  ($273,880,758 / 36,810,639 common shares outstanding) .........         $7.44
                                                                   ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
--------------------
BQT Subsidiary, Inc.
--------------------
================================================================================


NET INVESTMENT INCOME
  Interest income (net of interest expense of $173) ..............  $19,293,906
                                                                    -----------

EXPENSES
  Investment advisory ............................................    1,772,194
  Administration .................................................      295,365
  Custodian ......................................................      132,957
  Reports to shareholders ........................................       10,000
  Independent accountants ........................................       80,495
  Legal ..........................................................       87,025
  Miscellaneous ..................................................       55,534
                                                                    -----------
    Total expenses ...............................................    2,433,570
  Less fees paid indirectly ......................................       (4,165)
                                                                    -----------
Net expenses .....................................................    2,429,405
                                                                    -----------
Net investment income ............................................   16,864,501
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ....................................................    4,483,487
  Short sales ....................................................      952,347
  Futures ........................................................   (6,874,506)
                                                                    -----------
                                                                     (1,438,672)
                                                                    -----------
Net change in unrealized appreciation (depreciation) on:
  Investments ....................................................   (4,844,957)
  Futures ........................................................   (1,548,460)
  Interest rate cap ..............................................       34,432
  Interest rate floor ............................................       98,414
  Short sales ....................................................      (18,705)
                                                                    -----------
                                                                     (6,279,276)
                                                                    -----------
Net loss on investments ..........................................   (7,717,948)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............  $ 9,146,553
                                                                    ===========


                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2002
--------------------
BQT Subsidiary, Inc.
--------------------
================================================================================


RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations .............  $ 9,146,553
                                                                    -----------
Decrease in investments ..........................................    4,773,709
Net realized loss ................................................    1,438,672
Decrease in unrealized appreciation ..............................    6,279,276
Decrease in interest rate cap ....................................            4
Decrease in interest rate floors .................................     (120,000)
Increase in interest payable on short positions ..................        2,857
Increase in deposits with brokers as collateral
  for securities sold short ......................................   (1,026,250)
Increase in receivable for investments sold ......................     (179,894)
Decrease in interest receivable ..................................    1,438,221
Increase in variation margin receivable ..........................     (123,125)
Increase in payable for investments purchased ....................      112,369
Increase in due to broker ........................................    1,855,606
Increase in payable for investments sold short ...................    1,026,830
Increase in other assets .........................................     (429,343)
Decrease in due to parent ........................................     (326,149)
                                                                    -----------
  Total adjustments ..............................................   14,722,783
                                                                    -----------
Net cash flows provided by operating activities ..................  $23,869,336
                                                                    ===========

INCREASE (DECREASE) IN CASH
Net cash flows provided by operating activities ..................  $23,869,336
                                                                    -----------
Cash flows used for financing activities:
  Cash dividends paid ............................................  (24,000,000)
                                                                    -----------
Net cash used for financing activities ...........................  (24,000,000)
                                                                    -----------
  Net decrease in cash ...........................................     (130,664)
  Cash at beginning of year ......................................      175,726
                                                                    -----------
  Cash at end of year ............................................  $    45,062
                                                                    ===========


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------
BQT Subsidiary, Inc.
--------------------
================================================================================

                                                                                  FOR THE PERIOD
                                                                                   JULY 31, 2001
                                                                                   (COMMENCEMENT
                                                                 YEAR ENDED        OF INVESTMENT
                                                                DECEMBER 31,    OPERATIONS) THROUGH
                                                                    2002         DECEMBER 31, 2001
                                                                -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income ......................................  $  16,864,501      $   7,071,391
  Net realized loss ..........................................     (1,438,672)       (13,953,494)
  Net change in unrealized appreciation (depreciation) .......     (6,279,276)        22,672,201
                                                                -------------      -------------
Net increase in net assets resulting from operations .........      9,146,553         15,790,098
  Transfer of assets from The BlackRock Investment
    Quality Term Trust, Inc. in exchange for shares issued ...             --        272,944,107
DIVIDENDS FROM NET INVESTMENT INCOME .........................    (24,000,000)                --
                                                                -------------      -------------
  Total increase (decrease) ..................................    (14,853,447)       288,734,205


NET ASSETS
Beginning of period ..........................................    288,734,205                 --
                                                                -------------      -------------
End of period ................................................  $ 273,880,758      $ 288,734,205
                                                                =============      =============
End of period undistributed net investment income ............  $     224,892      $   7,360,391
                                                                =============      =============


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
BQT Subsidiary, Inc.
--------------------
================================================================================

                                                                  FOR THE PERIOD
                                                                     JULY 31,
                                                                     2001(1)
                                                      YEAR ENDED     THROUGH
                                                     DECEMBER 31,   DECEMBER 31,
                                                         2002          2001
                                                     -----------   -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ................  $   7.84     $   7.97
                                                       --------     --------
INVESTMENT OPERATIONS:
  Net investment income (net of interest
    expense(4)) .....................................      0.46         0.19
  Net realized and unrealized loss ..................     (0.21)       (0.32)
                                                       --------     --------
Net increase (decrease) from investment operations ..      0.25        (0.13)
                                                       --------     --------
Dividends from net investment income ................     (0.65)          --
                                                       --------     --------
Net asset value, end of period ......................  $   7.44     $   7.84
                                                       ========     ========
TOTAL INVESTMENT RETURN(2) ..........................      3.19%       (1.63)%
                                                       ========     ========

RATIOS TO AVERAGE NET ASSETS:
Operating expenses ..................................      0.82%        0.81%(3)
Operating expenses and interest expense .............      0.82%        0.83%(3)
Operating expenses, interest expense and
  excise taxes ......................................      0.82%        1.06%(3)
Net investment income ...............................      5.71%        5.75%(3)

SUPPLEMENTAL DATA:
Average net assets (000) ............................  $295,366     $293,522
Portfolio turnover ..................................        24%           2%
Net assets, end of period (000) .....................  $273,881     $288,734

----------
(1)  Commencement of investment operations.

(2) This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of a common share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for periods less than one full year are not annualized. Past performance is not a guarantee of future results.

(3)  Annualized.

(4) Interest expense for the year ended December 31, 2002 and for the period July 31, 2001 through December 31, 2001 was less than $0.005 per share.

     The information above represents the audited operating performance data for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


                       See Notes to Financial Statements.

                                                             #

NOTES TO FINANCIAL STATEMENTS
--------------------
BQT Subsidiary, Inc.
--------------------
================================================================================

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

BQT Subsidiary, Inc. (the "Trust") a Maryland corporation, is a diversified closed-end management investment company. The Trust was incorporated solely for the purpose of receiving a substantial portion of the assets of The BlackRock Investment Quality Term Trust Inc. ("BQT"), and as such, is a wholly owned subsidiary of BQT. The Trust's investment objective is to manage a portfolio of fixed income securities that will assist BQT in receiving $10 per share to investors on or about December 31, 2004. No assurance can be given that the Trust's investment objective will be achieved.

The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust values most of its securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities, maturing in 60 days or less, may be valued at amortized cost. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors. On December 31, 2002, the Trust held three positions that were valued at fair value, which is significantly lower than their purchase cost.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount or amortizes premium on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

     Option selling and purchasing may be used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

     The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

     During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, BlackRock Advisors, Inc. closely monitors swaps and does not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the swap option. Premiums received or paid from writing or purchasing swap options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the swap option written or purchased. Premiums received or paid from writing or purchasing swap options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If a swap option is exercised, the premium paid or received is added to the proceeds from the cost of the swap agreement in determining whether the Trust has realized a gain or loss on swap transactions.

     The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the swap option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

     Swap options may be used by the Trust to manage the duration of the Trust's portfolio in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

     Interest rate caps are intended to both manage the duration of the Trust's portfolio and its exposure to changes in short-term rates. Owning interest rate caps reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trust experiences primarily in the form of leverage.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

     Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

     Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust's leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trust receives.

     The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

     Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

     Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

     FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i)  Market   value   of   investment   securities,    other   assets   and
          liabilities--at the closing daily rates of exchange.

     (ii) Purchases and sales investment securities, income and expenses--at the
          rates  of  exchange   prevailing  on  the  respective  dates  of  such
          transactions.

     The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at year end. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the year.

     Net realized and unrealized foreign exchange gains and losses including realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, maturities of foreign reverse repurchase agreements, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

     Forward currency contracts, when used by the Trust, helps to manage the overall exposure to the foreign currency backing some of the investments held by the Trust. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trust to limit its exposure to foreign currency within a narrow band to the objectives of the Trust.

SHORT SALES: The Trust may make short sales of securities as a method of managing potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

     The Trust did not enter into any security lending transactions during the year ended December 31, 2002.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Trust segregate assets in connection with certain Trust investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), the Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is the Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS

The Trust has an Investment Advisory Agreement with BlackRock Advisors, Inc. (the "Advisor"), which is a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The Trust has an Administration Agreement with Prudential Investments LLC (the "Administrator"), an indirect wholly owned subsidiary of Prudential Financial, Inc.

     The Trust reimburses BQT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BQT.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. Government securities, for the year ended December 31, 2002 aggregated $6,379,154 and $5,123,557, respectively. Purchases and sales of U.S. Government securities for the year December 31, 2002 aggregated $64,734,352 and $52,921,875, respectively.

     The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc. could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

     The Federal  income tax basis of the Trust's  investments  at December  31,
2002 was $254,665,013, and accordingly, net unrealized appreciation was $18,197,658 (gross unrealized appreciation--$21,618,544, gross unrealized depreciation--$3,420,886).

     For Federal income tax purposes, the Trust has a capital loss carryforward at July 31, 2002 of approximately $7,677,700 which will expire in 2010 or upon liquidation. Accordingly, no capital gains distributions are expected to be paid to shareholders until net realized capital gains have been realized in excess of such amounts. In addition, for federal income tax purposes, the Trust deferred post-October capital losses of approximately $3,619,600 on July 31, 2002.

     Details of open financial futures contracts at December 31, 2002 were as follows:

                                                   VALUE AT         VALUE AT
NUMBER OF                          EXPIRATION        TRADE        DECEMBER 31,       UNREALIZED
CONTRACTS              TYPE           DATE           DATE             2002          DEPRECIATION
---------------    -------------   ----------      -----------    ------------      ------------
Short Position:
     500           30-Yr. T-Bond    March 2003     $54,551,250      $56,343,750       $1,792,500
                                                   ===========      ===========       ==========


NOTE 4.  BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trust may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

     The average daily balance of reverse repurchase agreements outstanding for the year ended December 31, 2002 was approximately $9,633 at a weighted average interest rate of approximately 1.79%.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     The Trust did not enter into any dollar roll transactions during the year ended December 31, 2002.

NOTE 5. CAPITAL

There are 200 million shares of $0.01 par value common stock authorized. BQT owned all of the 36,810,639 shares outstanding at December 31, 2002.

                          INDEPENDENT AUDITORS' REPORT
================================================================================


To the Shareholders and Board of Directors of BQT Subsidiary, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BQT Subsidiary, Inc. (the "Trust"), a wholly-owned subsidiary of the BlackRock Investment Quality Term Trust, Inc., as of December 31, 2002, and the related statements of operations and cash flows for the year then ended, and the changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BQT Subsidiary, Inc. as of December 31, 2002, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


February 7, 2003

DIRECTORS INFORMATION
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                              INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Name, address, age            Andrew F. Brimmer                 Richard E. Cavanagh               Kent Dixon
                              P.O. Box 4546                     P.O. Box 4546                     P.O. Box 4546
                              New York, NY 10163-4546           New York, NY 10163-4546           New York, NY 10163-4546
                              Age: 76                           Age: 56                           Age: 65
------------------------------------------------------------------------------------------------------------------------------------
Current positions held with   Lead Director/Trustee             Director/Trustee                  Director/Trustee
the Funds                     Audit Committee Chairman(7)       Audit Committee Member            Audit Committee Member(7)
------------------------------------------------------------------------------------------------------------------------------------
Term of office and length     3 years(2) / since inception(3)   3 years(2) / since inception(3)   3 years(2) / since inception(3)
of time served
------------------------------------------------------------------------------------------------------------------------------------
Principal occupations         President of Brimmer & Company,   President and Chief Executive     Consultant/Investor. Former
during the past five years    Inc., a Washington, D.C.-based    Officer of The Conference Board,  President and Chief Executive
                              economic and financial            Inc., a leading global business   Officer of Empire Federal
                              consulting firm, also Wilmer D.   membership organization, from     Savings Bank of America and Banc
                              Barrett Professor of Economics,   1995-present. Former Executive    PLUS Savings Association, former
                              University of Massachusetts -     Dean of the John F. Kennedy       Chairman of the Board, President
                              Amherst. Formerly member of the   School of Government at Harvard   and Chief Executive Officer of
                              Board of Governors of the         University from 1988-1995.        Northeast Savings.
                              Federal Reserve System. Former    Acting Director, Harvard Center
                              Chairman, District of Columbia    for Business and Government
                              Financial Control Board.          (1991-1993). Formerly Partner
                                                                (principal) of McKinsey &
                                                                Company, Inc. (1980- 1988).
                                                                Former Executive Director of
                                                                Federal Cash Management, White
                                                                House Office of Management and
                                                                Budget (1977-1979). Co-author,
                                                                THE WINNING PERFORMANCE (best
                                                                selling management book
                                                                published in 13 national
                                                                editions).
------------------------------------------------------------------------------------------------------------------------------------
Number of portfolios          43(4)                             43(4)                             43(4)
overseen within the fund
complex
------------------------------------------------------------------------------------------------------------------------------------
Other Directorships held      Director of CarrAmerica Realty    Trustee Emeritus, Wesleyan        Former Director of ISFA (the
outside of the fund           Corporation and Borg-Warner       University, Trustee: Airplanes    owner of INVEST, a national
complex                       Automotive. Formerly Director of  Group, Aircraft Finance Trust     securities brokerage service
                              AirBorne Express, BankAmerica     (AFT) and Educational Testing     designed for banks and thrift
                              Corporation (Bank of America),    Service (ETS). Director, Arch     institutions).
                              Bell South Corporation, College   Chemicals, Fremont Group and The
                              Retirement Equities Fund          Guardian Life Insurance Company
                              (Trustee), Commodity Exchange,    of America.
                              Inc. (Public Governor),
                              Connecticut Mutual Life
                              Insurance Company, E.I. du Pont
                              de Nemours & Company, Equitable
                              Life Assurance Society of the
                              United States, Gannett Company,
                              Mercedes-Benz of North America,
                              MNC Financial Corporation
                              (American Security Bank), NCM
                              Capital Management, Navistar
                              International Corporation, PHH
                              Corp. and UAL Corporation
                              (United Airlines).
------------------------------------------------------------------------------------------------------------------------------------
For "Interested Director/
Trustee" Relationships,
events or transactions by
reason of which the
Director/Trustee is an
interested person as
defined in Section 2(a)(19)
(1940 Act)
------------------------------------------------------------------------------------------------------------------------------------

----------
(1) Interested Director as defined by Section 2(a)(19) of the Investment Company Act of 1940.

(2) The Board of Directors is classified into three classes of which one class is elected annually. Each Director serves a three year term concurrent with the class from which he is elected.

(3)  Commencement of investment operations was July 31, 2001.

(4) The fund complex currently consists of 43 separate closed-end funds, each with one investment portfolio.

(5)  Except during the period 10/31/02 through 11/11/02.

(6) Director since inception; appointed Chairman of the Board on August 22, 2002.

(7) The Board of Directors of the Trust has determined that the Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trust.

-------------------------------------------------------------------------------- ---------------------------------------------------
                       INDEPENDENT DIRECTORS (CONTINUED)                                      INTERESTED DIRECTORS(1)
-------------------------------------------------------------------------------- ---------------------------------------------------
Frank J. Fabozzi          James Clayburn La Force, Jr.  Walter F. Mondale         Ralph L. Schlosstein(1)   Robert S. Kapito1
P.O. Box 4546             P.O. Box 4546                 P.O. Box 4546             40 East 52nd Street       40 East 52nd Street
New York, NY 10163-4546   New York, NY 10163-4546       New York, NY 10163-4546   New York, NY 10154        New York, NY 10154
Age: 54                   Age: 74                       Age: 75                   Age: 51                   Age: 45
-------------------------------------------------------------------------------- ---------------------------------------------------
Director/Trustee          Director/Trustee              Director/Trustee          Chairman of the Board     President and
                                                                                                            Director/Trustee
-------------------------------------------------------------------------------- ---------------------------------------------------
3 years(2) / since        3 years(2) / since            3 years(2) / since        3 years(2) / since        3 years(2) /
inception(3)              inception(3)                  inception(3,5)            inception(3,6)            since August 22, 2002
-------------------------------------------------------------------------------- ---------------------------------------------------
Consultant. Editor of     Dean Emeritus of The          Partner, Dorsey &         Director since 1999 and   Vice Chairman of
THE JOURNAL OF PORTFOLIO  John E. Anderson              Whitney, a law firm       President of BlackRock,   BlackRock, Inc. Head of
MANAGEMENT and Adjunct    Graduate School of            (December                 Inc. since its formation  the Portfolio Management
Professor of Finance at   Management, University        1996-present,             in 1998 and of            Group. Also a member of
the School of Management  of California since July      September 1987-August     BlackRock, Inc.'s         the Management
at Yale University.       1, 1993. Acting Dean of       1993). Formerly U.S.      predecessor entities      Committee, the
Author and editor of      The School of Business,       Ambassador to Japan       since 1988. Member of     Investment Strategy
several books on fixed    Hong Kong University of       (1993-1996). Formerly     the Management Committee  Group, the Fixed Income
income portfolio          Science and Technology        Vice President of the     and Investment Strategy   and Global Operating
management. Visiting      1990-1993. From 1978 to       United States, U.S.       Group of BlackRock, Inc.  Committees and the
Professor of Finance and  September 1993, Dean of       Senator and Attorney      Formerly, Managing        Equity Investment
Accounting at the Sloan   The John E. Anderson          General of the State      Director of Lehman        Strategy Group.
School of Management,     Graduate School of            of Minnesota. 1984        Brothers, Inc. and        Responsible for the
Massachusetts Institute   Management, University        Democratic Nominee for    Co-head of its Mortgage   portfolio management of
of Technology from 1986   of California.                President of the          and Savings Institutions  the Fixed Income,
to August 1992.                                         United States.            Group. Currently,         Domestic Equity and
                                                                                  Chairman of each of the   International Equity,
                                                                                  closed-end Trusts in      Liquidity, and
                                                                                  which BlackRock           Alternative Investment
                                                                                  Advisors, Inc. acts as    Groups of BlackRock.
                                                                                  investment advisor.       Currently President and
                                                                                                            a Director of each of
                                                                                                            the closed-end Trusts in
                                                                                                            which BlackRock
                                                                                                            Advisors, Inc. acts as
                                                                                                            investment advisor.
-------------------------------------------------------------------------------- ---------------------------------------------------
43(4)                     43(4)                         43(4)                     43(4)                     43(4)
-------------------------------------------------------------------------------- ---------------------------------------------------
Director, Guardian        Director, Jacobs                                        Chairman and President    Chairman of the Hope and
Mutual Funds Group.       Engineering Group, Inc.,                                of the BlackRock          Heroes Children's Cancer
(18 portfolios)           Payden & Rygel                                          Provident Institutional   Fund. President of the
                          Investment Trust,                                       Funds (10 portfolios)     Board of Directors of
                          Provident Investment                                    and Director of several   the Periwinkle National
                          Counsel Funds. Advisors                                 of BlackRock's            Theatre for Young
                          Series Trust, Arena                                     alternative investment    Audiences. Director of
                          Pharmaceuticals, Inc.                                   vehicles. Currently, a    icruise.com, Corp.
                          and CancerVax                                           Member of the Visiting
                          Corporation.                                            Board of Overseers of
                                                                                  the John F. Kennedy
                                                                                  School of Government at
                                                                                  Harvard University, the
                                                                                  Financial Institutions
                                                                                  Center Board of the
                                                                                  Wharton School of the
                                                                                  University of
                                                                                  Pennsylvania, a Trustee
                                                                                  of Trinity School in New
                                                                                  York City and a Trustee
                                                                                  of New Visions for
                                                                                  Public Education in New
                                                                                  York City. Formerly, a
                                                                                  Director of Pulte
                                                                                  Corporation and a Member
                                                                                  of Fannie Mae's Advisory
                                                                                  Council.
-------------------------------------------------------------------------------- ---------------------------------------------------
                                                                                  Director and President    Vice Chairman of the
                                                                                  of the Advisor.           Advisor
------------------------------------------------------------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                              BQT Subsidiary, Inc.


Directors
    Ralph L. Schlosstein, CHAIRMAN(1)
    Andrew F. Brimmer
    Richard E. Cavanagh
    Kent Dixon
    Frank J. Fabozzi
    Robert S. Kapito1
    James Clayburn La Force, Jr.
    Walter F. Mondale

Officers
    Robert S. Kapito, PRESIDENT(1)
    Richard M. Shea, VICE PRESIDENT/TAX
    Henry Gabbay, TREASURER
    James Kong, ASSISTANT TREASURER
    Anne Ackerley, SECRETARY

Investment Advisor
    BlackRock Advisors, Inc.
    100 Bellevue Parkway
    Wilmington, DE 19809
    (800) 227-7BFM

Administrator
    Prudential Investments LLC
    Gateway Center Three
    100 Mulberry Street
    Newark, NJ 07102-4077
    (800) 227-7BFM

(1) Laurence D. Fink has resigned his positions as Director and Chairman of the Board effective August 22, 2002 and will continue as Chairman and Chief Executive Officer of BlackRock Inc. and Chief Executive Officer of BlackRock Advisors, Inc. The Board of Directors elected Ralph L. Schlosstein as the new Chairman of the Board, elected Robert S. Kapito as the new President of the Trust and appointed Robert S. Kapito as a new Director of the Board effective August 22, 2002.

Custodian
    State Street Bank and Trust Company
    One Heritage Drive
    North Quincy, MA 02171

Transfer Agent
    EquiServe Trust Company, N.A.
    150 Royall Street
    Canton, MA 02021
    (800) 699-1BFM

Independent Accountants
    Deloitte & Touche LLP
    200 Berkeley Street
    Boston, MA 02116

Legal Counsel
    Skadden, Arps, Slate, Meagher & Flom LLP
    Four Times Square
    New York, NY 10036

Legal Counsel - Independent Directors
    Debevoise & Plimpton
    919 Third Avenue
    New York, NY 10022

BQT Subsidiary, Inc.
    c/o Prudential Investments LLC
    Gateway Center Three
    100 Mulberry Street
    Newark, NJ 07102-4077
    (800) 227-7BFM

    This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

================================================================================
This report is for shareholder information. This is not
a  prospectus  intended for use in the purchase or sale
of  Trust  shares.  Statements  and  other  information
contained  in this  report are as dated and are subject
to change.                                                      [BLACKROCK LOGO]